Risk management policies - Summary of currency risk (Detail) - Currency risk [member] - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019 [1]
Euro [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	£ 167.2	£ 153.0
US dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	£ 159.1	£ 240.5

[1]	Figures have been restated as described in the accounting policies.